SCHEDULE I CONDENSED FINANCIAL INFORMATION OF REGISTRANT	12 Months Ended
Dec. 31, 2020
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
SCHEDULE I CONDENSED FINANCIAL INFORMATION OF REGISTRANT

SCHEDULE I

UTSTARCOM HOLDINGS CORP. (UNCONSOLIDATED-PARENT COMPANY BASIS)

REGISTRANT BALANCE SHEETS

(In thousands, except par value)

	December 31,
	2020	2019
	(in thousands)
ASSETS
Investment in subsidiaries	$91,904	$113,317
Total assets	91,904	113,317
LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accounts payable-intercompany	14,503	14,129
Total current liabilities	14,503	14,129
Total liabilities	14,503	14,129
Stockholders’ equity:
Ordinary shares: $0.00375 par value; 250,000 authorized shares; 40,907 and 40,335 shares issued at December 31, 2020 and December 31, 2019, respectively; 35,898 and 35,525 shares outstanding at December 31, 2020 and December 31, 2019, respectively	123	123

Additional paid-in capital	1,266,319	1,265,615
Treasury stock, at cost: 5,009 and 4,810 shares at December 31, 2020 and December 31, 2019, respectively	(12,322)	(11,948)
Accumulated deficit	(1,240,380)	(1,216,704)
Accumulated other comprehensive income	63,661	62,102
Total stockholders’ equity	77,401	99,188
Total liabilities and stockholders’ equity	$91,904	$113,317

The accompanying notes are an integral part of these consolidated financial statements.

UTSTARCOM HOLDINGS CORP. (UNCONSOLIDATED-PARENT COMPANY BASIS)

CONDENSED INFORMATION AS TO THE RESULTS OF OPERATIONS OF THE REGISTRANT

(In thousands)

	Years ended December 31,
	2020	2019	2018
	(in thousands)
Sales
Unrelated parties	$—	$—	$—
Related parties	—	—	—
Intercompany	—	—	—
Cost of sales
Unrelated parties	—	—	—
Related parties	—	—	—
Intercompany	—	—	—
Gross profit	—	—	—
Operating expenses:
Selling, general and administrative	693	633	697
Research and development	—	—	—
Total operating expenses	693	633	697
Operating loss	(693)	(633)	(697)
Interest income	—	—	—
Interest expense	—	—	—
Other income, net	—	—	—
Loss before income taxes and equity in loss of affiliated companies	(693)	(633)	(697)
Equity in net income (loss) of affiliated companies	(22,983)	(3,281)	5,517
Income tax benefit (expense)			—
Net income (loss) and comprehensive income (loss)	$(23,676)	$(3,914)	$4,820

The accompanying notes are an integral part of these financial statement

UTSTARCOM HOLDINGS CORP.

NOTES TO CONDENSED FINANCIAL STATEMENTS

NOTE 1-BASIS OF PRESENTATION

UTStarcom Holdings Corp., or the Company, a Cayman Island corporation, is the parent company of all UTStarcom Holdings Corp. subsidiaries. The condensed financial statements of the Company have been prepared pursuant to the rules and regulations of the SEC and in conformity with U.S. GAAP. The Company determined cash flow activities during the period were not material and therefore omitted the statement of cash flows from these financial statements.

On June 24, 2011, the Company effected a merger, or the Merger, to reorganize the corporate structure of UTStarcom, Inc., a Delaware corporation incorporated in 1991, and its subsidiaries. As a result of the reorganization, UTStarcom Holdings Corp. became the parent company of UTStarcom, Inc. and its subsidiaries. Pursuant to the Merger, the Company issued an equal number of ordinary shares in exchange for the common stock of UTStarcom, Inc. Given the reorganization of the corporate structure on June 24, 2011, the prior period numbers have been adjusted as if the new corporate structure had been in place since the beginning of the earliest period presented in the above condensed financial statements.

The Company is generally a holding company of certain subsidiaries, or collectively subsidiaries. The condensed financial statements of the Company have been prepared with the assumption that the current corporate structure has been in existence throughout all relevant periods.

The Company records its investment in subsidiaries under the equity method of accounting as prescribed in ASC 323-10, “ The Equity Method of Accounting for Investments in Common Stock. ” Such investment is presented on the balance sheet as “Investment in affiliated companies” and the subsidiaries’ profit or loss are recognized based on the effective shareholding percentage as “Equity in net income (loss) of affiliated companies” on the results of operations.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted. The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company.

The Company is a holding company and does not have any activities. Operating expenses for the Company for the years ended December 31, 2020, 2019 and 2018 consisted mainly of the retaining fee for the Board of Directors, its director and officer insurance expenses and the expenses associated with investor relations. As the Company does not have any cash activity, the recorded expenses were paid on behalf of the Company by UTStarcom, Inc., its subsidiary, and statements of cash flows have been omitted.